Capital (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Change in Capital
The change in capital, which includes stated capital and contributed surplus, was as follows:

	Number of Common Shares	Stated Capital	Series II, Cumulative Redeemable Preference Share Capital	Contributed Surplus	Total Capital
Balance, December 31, 2017	709,302,084	9,196	110	243	9,549
Substantial issuer bid/tender offer (SIB)	(137,974,875)	(1,672)	-	-	(1,672)
Woodbridge issuance – Qualifying Holdco Alternative – SIB (see note 32)	411,445,295	4,284	-	-	4,284
Woodbridge cancellation of shares – SIB (see note 32) (1)	(411,445,295)	(4,986)	-	702	(4,284)
Return of capital	(47,658,293)	(3,376)	-	1,072	(2,304)
Shares issued under DRIP	620,021	25	-	-	25
Stock compensation plans (2)	4,337,540	186	-	(112)	74
Repurchases of common shares (3)	(27,133,290)	(324)	-	-	(324)
Balance, December 31, 2018	501,493,187	3,333	110	1,905	5,348
Shares issued under DRIP	361,470	23	-	-	23
Stock compensation plans (2)	3,074,176	178	-	(104)	74
Repurchases of common shares (3)	(7,469,287)	(68)	-	-	(68)
Balance, December 31, 2019	497,459,546	3,466	110	1,801	5,377
(1) The Woodbridge transactions resulted in a reclassification from stated capital to contributed surplus, with no net impact on total capital.
(2) Movements in contributed surplus include cash payments related to withholding tax on stock compensation plans.
(3) Stated capital includes $(20) million and $(3) million at December 31, 2019 and 2018, respectively, related to the Company’s pre-defined
share repurchase plan. See share repurchases below.

Summary of dividend declared and paid	Details of dividends declared per share and dividends paid on common shares are as follows:

	Year ended December 31,

	2019	2018
Dividends declared per common share	$1.440	$1.385
Dividends declared	721	925
Dividends reinvested	(23)	(25)
Dividends paid	698	900

Details of NCIB Share Repurchases	Details of share repurchases were as follows:

	Year ended December 31,

	2019	2018
Share repurchases (millions of U.S. dollars)	488	1,174
Shares repurchased (number in millions)	7.8	26.8
Share repurchases – average price per share in U.S. dollars	$62.33	$43.87